FAIR VALUE MEASUREMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Aug. 13, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			$ 62,937	$ 18,196
Restricted Cash			185	422
Cash and investment in severance benefit accounts			3,687	3,567
Subordinated term loan	[1]		37,991	34,756
Subordinated Debt	[1]		10,577	10,065
Senior term loan	[1]		41,063	36,834
Convertible debt			41,343
Long-term debt				2,087
Public Warrants			8,510
Warrants	[2]		$ 1,317	7,632
Stock price		$ 9.75	$ 3.79
Risk free rate		0.51%	0.97%
Volatility		25.00%	51.00%
Dividend yield		0.00%	0.00%
Post Combination Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price			$ 3.79
Risk free rate			0.60%
Volatility			67.60%
Dividend yield			0.00%
Post Combination Warrants [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price			$ 12.50
Post Combination Warrants [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price			17.50
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price			3.79
Exercise price			$ 11.50
Risk free rate			1.20%
Volatility			62.40%
Dividend yield			0.00%
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			$ 62,937	18,196
Restricted Cash			185	422
Cash and investment in severance benefit accounts			3,687	3,567
Public Warrants			8,510
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Subordinated term loan	[1]		28,376	24,327
Subordinated Debt	[1]		7,674	6,624
Senior term loan	[1]		43,276	37,948
Convertible debt			44,494
Long-term debt				2,087
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants	[2]		$ 1,317	$ 7,632

[1]	As of December 31, 2021 and 2020, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 13.8%, 17.16% and 16.83%, respectively, as of December 31, 2021. As of December 31, 2020, the senior term loan face value was adjusted for $4.7 million of original issue discounts and $1.4 million of fair value of Series H warrants issued to lenders pursuant to the Fortress Credit Agreement, resulting in the fair value of the senior term loan totaling $37.9 million, with a 12.8% implied yield. The implied yields of the subordinated term loan and subordinated debt were 17.0% and 16.6%, respectively, as of December 31, 2020.
[2]	As of December 31, 2021 and 2020, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants were as follows as of December 31, 2021: